Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Average Compensation Actually Paid to non-PEO NEOs(4)	TARS Total Stockholder Return(5)	Peer Group Total Stockholder Return (NASDAQ Biotechnology Index)(6)	Net Loss (Millions)(7)	Product Sales, Net (Millions)(8)
2025	$6,617,979	$31,092,283	$2,663,881	$11,550,134	$363.91	$124.72	$(66)	$451
2024	$7,896,192	$19,754,970	$3,167,833	$8,177,805	$246.09	$93.47	$(116)	$180
2023	$3,130,332	$4,499,232	$2,570,776	$2,678,937	$90.00	$94.01	$(136)	$15
2022	$3,916,280	$27,957	$2,776,070	$2,017,709	$65.16	$89.88	$(62)	$—

Company Selected Measure Name	net product sales
Named Executive Officers, Footnote	Our PEO for each year reported is Bobak Azamian, our Chief Executive Officer. The dollar amounts reported in this column are the amounts of total compensation reported for Dr. Azamian in the “Total” column of the Summary Compensation Table in the applicable fiscal year.The non-PEO NEOs for each year reported are as follows:
For 2025: Jeffrey Farrow, Seshadri Neervannan, Aziz Mottiwala and Bryan Wahl
For 2024: Jeffrey Farrow, Seshadri Neervannan, Aziz Mottiwala and Elizabeth Yeu-Lin
For 2023: Jeffrey Farrow, Seshadri Neervannan and Leonard Greenstein
For 2022: Jose Trevejo and Bryan Wahl
	The dollar amounts reported in this column represent the average of the amounts reported for the non-PEO NEOs in the “Total” column of the Summary Compensation Table in the applicable fiscal year.
PEO Total Compensation Amount	$ 6,617,979	$ 7,896,192	$ 3,130,332
PEO Actually Paid Compensation Amount	$ 31,092,283	19,754,970	4,499,232
Adjustment To PEO Compensation, Footnote	In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid to our PEO during fiscal years 2022, 2023, 2024 and 2025, which consisted solely of adjustments to the PEO’s equity awards:

	PEO: Bobak Azamian
Description of Adjustment	Fiscal Year 2022	Fiscal Year 2023	Fiscal Year 2024	Fiscal Year 2025
Summary Compensation Table - Total Compensation	$3,916,280	$3,130,332	$7,896,192	$6,617,979
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(2,954,200)	$(2,047,332)	$(6,637,845)	$(5,299,771)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$2,188,049	$2,806,598	$10,594,953	$24,915,705
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(1,880,244)	$574,217	$5,953,081	$5,656,326
Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(1,241,928)	$35,417	$1,948,589	$(797,956)
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—
Total Equity Adjustments (subtotal)	$(3,888,323)	$1,368,900	$11,858,778	$24,474,304
Compensation Actually Paid	$27,957	$4,499,232	$19,754,970	$31,092,283

Non-PEO NEO Average Total Compensation Amount	$ 2,663,881	3,167,833	2,570,776
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,550,134	8,177,805	2,678,937
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid on average for the non-PEO NEOs during fiscal years 2022, 2023, 2024 and 2025, which consisted solely of adjustments to the non-PEO NEOs’ equity awards:

	Non-PEO NEOs
Description of Adjustment	Fiscal Year 2022	Fiscal Year 2023	Fiscal Year 2024	Fiscal Year 2025
Summary Compensation Table - Total Compensation	$2,776,070	$2,570,776	$3,167,833	$2,663,881
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(2,081,832)	$(1,852,215)	$(2,463,809)	$(1,833,699)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,427,298	$1,987,782	$3,730,521	$8,480,616
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(115,069)	$140,662	$2,867,439	$2,617,562
Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$84,519	$2,781	$—	$—
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(73,277)	$34,837	$875,821	$(378,226)
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$(205,686)	$—	$—
Total Equity Adjustments (subtotal)	$(758,361)	$108,161	$5,009,972	$8,886,253
Compensation Actually Paid	$2,017,709	$2,678,937	$8,177,805	$11,550,134

Compensation Actually Paid vs. Total Shareholder Return
The following graph illustrates the relationship between the PEO and average non-PEO NEO “compensation actually paid” (“CAP”), our cumulative Total Stockholder Return (“TSR”) and the TSR of the NASDAQ Biotechnology Index, assuming an initial fixed investment of $100, for the fiscal years ended December 31, 2025, 2024, 2023 and 2022.

Compensation Actually Paid vs. Net Income	The following graph illustrates the relationship between the PEO and average non-PEO NEO CAP and our net loss for the fiscal years ended December 31, 2025, 2024, 2023 and 2022.
Compensation Actually Paid vs. Company Selected Measure
The following graph illustrates the relationship between the PEO and average non-PEO NEO CAP and our net product sales for the fiscal years ended December 31, 2025, 2024, 2023 and 2022. We consider net product sales to be the most important financial performance metric in our 2025 executive compensation program because it is the most heavily weighted financial metric used in determining each of our NEO’s annual 2025 cash incentive achievement.

Total Shareholder Return Vs Peer Group	Peer Group Total Stockholder Return represents the return on a fixed investment of $100 in the NASDAQ Biotechnology Index for the period beginning on the last trading day of 2021 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends.
The following graph illustrates the relationship between the PEO and average non-PEO NEO “compensation actually paid” (“CAP”), our cumulative Total Stockholder Return (“TSR”) and the TSR of the NASDAQ Biotechnology Index, assuming an initial fixed investment of $100, for the fiscal years ended December 31, 2025, 2024, 2023 and 2022.

Total Shareholder Return Amount	$ 363.91	246.09	90.00
Peer Group Total Shareholder Return Amount	124.72	93.47	94.01
Net Income (Loss)	$ (66,000,000)	$ (116,000,000)	$ (136,000,000)
Company Selected Measure Amount	451,000,000	180,000,000	15,000,000
PEO Name	Bobak Azamian
Additional 402(v) Disclosure	Total Stockholder Return represents the return on a fixed investment of $100 in our common stock for the period beginning on the last trading day of 2021 through the end of the applicable fiscal year. The dollar amounts reported represent the amount of net loss reflected in our audited financial statements for the applicable fiscal year.The dollar amounts reported represent the amount of net product sales reflected in our audited financial statements for the applicable fiscal year.
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 24,474,304	$ 11,858,778	$ 1,368,900
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,299,771)	(6,637,845)	(2,047,332)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,915,705	10,594,953	2,806,598
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,656,326	5,953,081	574,217
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(797,956)	1,948,589	35,417
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,886,253	5,009,972	108,161
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,833,699)	(2,463,809)	(1,852,215)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,480,616	3,730,521	1,987,782
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,617,562	2,867,439	140,662
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	2,781
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(378,226)	875,821	34,837
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (205,686)